S000001601 [Member] Investment Objectives and Goals - Short Duration Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Bond Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.